Condensed Consolidated Balance Sheets [Parenthetical] (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	200,000,000
Common stock, shares issued	3,698,896	3,698,896	1,249,446
Common stock, shares outstanding	3,698,896	3,698,896	1,506,061
Treasury Stock, Shares		0	256,615